ACQUISITION OF CHESSER RESOURCES (Details) - Chesser Resources Limited $ / shares in Units, $ in Millions, $ in Millions	Sep. 20, 2023 AUD ($) shares	Sep. 20, 2023 USD ($) $ / shares shares
ACQUISITION OF CHESSER RESOURCES
Issuance of shares | shares	15,545,368	15,545,368
Issuance of shares per share | $ / shares		$ 2.93
Interest bearing loans	$ 3.4	$ 2.2